JPMorgan Municipal Money Market Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Agency Shares [Member] | Agency
Prospectus [Line Items]
Average Annual Return, Percent	2.61%	1.98%	1.37%